Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000164381 [Member]
Shareholder Report [Line Items]
Fund Name	Bramshill Multi-Strategy Income Fund
Class Name	Institutional Class
Trading Symbol	BRLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bramshill Multi-Strategy Income Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/bramshill-multi-strategy-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/bramshill-multi-strategy-income-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bramshill Multi-Strategy Income Fund (Institutional Class/BRLMX)	$147	1.41%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The Bramshill Multi-Strategy Income Fund (“the Fund”), as measured by the Institutional Share Class (BRLMX), outperformed the Bloomberg Aggregate Bond Index by 133 basis points (8.63% versus 7.30%). The Fund's Institutional Class Shares outperformed the ICE BofA High Yield U.S. Corporates, Cash Pay Total Return Index by 8 basis points (8.63% versus 8.55%).
Fund performance can be attributed to the following:
From an allocation perspective, the biggest contributors to the Fund’s performance were the Residential Mortgage-Backed Securities (RMBS) Prime Jumbo 2.0, Asset-Backed Securities (ABS) Prime Auto, RMBS Agency Prime Credit Risk Transfer (CRT), RMBS Non-Agency Prime CRT, and ABS Agriculture. The year-end exposure of RMBS Prime Jumbo 2.0 was approximately 43% and the Contribution to Return (CTR) was approximately +4.30%. The combination of strong housing fundamentals (significant home equity, relatively low loan-to-value ratios, high quality borrowers) and opportunistic technicals (low dollar price, positive convexity, yields above historical averages) have continued to benefit the Prime Jumbo 2.0 sector. ABS Prime Auto year-end exposure was approximately 20% and CTR approximately +1.30%. They exhibited good fundamental performance and experienced spread tightening during the year which contributed positively to the performance of this asset class. Prime borrowers have performed very well in paying their auto loans during times of stress and these securities have relatively short durations with heavily front-loaded cashflows. RMBS Agency CRT year-end exposure was approximately 10% and the CTR approximately +1.10%. They exhibited good fundamental performance and experienced spread tightening during the year which contributed positively to the performance of this asset class. RMBS Non-Agency Prime CRT year-end exposure was approximately 5% and the CTR approximately 1%. These consist of floating rate securities with good carry that exhibited good fundamental performance and experienced spread tightening throughout the year. ABS Agriculture year-end exposure was approximately 9% and the CTR was approximately +0.80%. Exposure composed of Farmer Mac issued bonds which are secured by collateral with strong fundamentals (i.e. low loan-to-values and high credit borrowers). These traded at discounts with good carry, exhibited good fundamental performance, and experienced spread tightening throughout the year. [1]
The Fund did not experience any sector return detractors during 2025. All the sectors were positive contributors to the overall return for the year.
[1] Sector returns are calculated internally by Bramshill Investments LLC

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bramshill Multi-Strategy Income Fund (Institutional Class/BRLMX)	8.63%	4.37%	1.17%
Bloomberg Aggregate Bond Index	7.30%	-0.36%	2.01%
ICE BofA High Yield U.S. Corporates, Cash Pay Total Return Index	8.55%	4.48%	6.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://libertystreetfunds.com/bramshill-multi-strategy-income-fund/ for the most recent performance information.
Net Assets	$ 277,012,226
Holdings Count | Holding	214
Advisory Fees Paid, Amount	$ 2,576,539
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$277,012,226
Total number of portfolio holdings	214
Total advisory fees paid (net)	$2,576,539
Portfolio turnover rate as of the end of the reporting period	51%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end.
Top Ten Holdings
Freddie Mac Structured Agency Credit Risk Debt Notes, 4.157%, 8/25/2048	2.6%
Freddie Mac Structured Agency Credit Risk Debt Notes, 3.850%, 5/25/2048	2.5%
FARM Mortgage Trust 2025-1, 5.627%, 8/1/2055	2.2%
Freddie Mac Structured Agency Credit Risk Debt Notes, 4.511%, 11/25/2048	2.1%
FARM Mortgage Trust 2023-1, 3.036%, 3/25/2052	1.9%
Chase Auto Owner Trust 2024-4, 0.000%, 11/25/2031	1.9%
FARM Mortgage Trust 2025-2, 5.690%, 9/25/2055	1.8%
Western Alliance Bank 2021-CL2, 9.224%, 7/25/2059	1.6%
FARM Mortgage Trust 2024-1, 5.084%, 10/1/2053	1.6%
Chase Auto Owner Trust 2024-5, 0.000%, 1/26/2032	1.6%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Freddie Mac Structured Agency Credit Risk Debt Notes, 4.157%, 8/25/2048	2.6%
Freddie Mac Structured Agency Credit Risk Debt Notes, 3.850%, 5/25/2048	2.5%
FARM Mortgage Trust 2025-1, 5.627%, 8/1/2055	2.2%
Freddie Mac Structured Agency Credit Risk Debt Notes, 4.511%, 11/25/2048	2.1%
FARM Mortgage Trust 2023-1, 3.036%, 3/25/2052	1.9%
Chase Auto Owner Trust 2024-4, 0.000%, 11/25/2031	1.9%
FARM Mortgage Trust 2025-2, 5.690%, 9/25/2055	1.8%
Western Alliance Bank 2021-CL2, 9.224%, 7/25/2059	1.6%
FARM Mortgage Trust 2024-1, 5.084%, 10/1/2053	1.6%
Chase Auto Owner Trust 2024-5, 0.000%, 1/26/2032	1.6%

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Liberty Street Advisors, Inc. (the "Advisor") has agreed to lower its management fee from 1.25% to 0.95% of the Fund's average daily net assets, and reduce the limit on the total fund operating expenses from 1.50% to 1.35% of the average daily net assets of the Fund's Institutional Class Shares.

Material Fund Change Expenses [Text Block]
Effective April 1, 2025, Liberty Street Advisors, Inc. (the "Advisor") has agreed to lower its management fee from 1.25% to 0.95% of the Fund's average daily net assets, and reduce the limit on the total fund operating expenses from 1.50% to 1.35% of the average daily net assets of the Fund's Institutional Class Shares.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000164380 [Member]
Shareholder Report [Line Items]
Fund Name	BramshillMulti-Strategy Income Fund
Class Name	Class C
Trading Symbol	BRLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bramshill Multi-Strategy Income Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/bramshill-multi-strategy-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/bramshill-multi-strategy-income-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bramshill Multi-Strategy Income Fund (Class C/BRLCX)	$250	2.41%

Expenses Paid, Amount	$ 250
Expense Ratio, Percent	2.41%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The Bramshill Multi-Strategy Income Fund (“the Fund”), as measured by the Class C Shares (BRLCX) without the sales charge, outperformed the Bloomberg Aggregate Bond Index by 44 basis points (7.74% versus 7.30%). The Fund's Class C Shares without the sales charge as measured by the ICE BofA High Yield U.S. Corporates, Cash Pay Total Return Index underperformed  by 81 basis points (7.74% versus 8.55%).
Fund performance can be attributed to the following:
From an allocation perspective, the biggest contributors to the Fund’s performance were the Residential Mortgage-Backed Securities (RMBS) Prime Jumbo 2.0, Asset-Backed Securities (ABS) Prime Auto, RMBS Agency Prime Credit Risk Transfer (CRT), RMBS Non-Agency Prime CRT, and ABS Agriculture. The year-end exposure of RMBS Prime Jumbo 2.0 was approximately 43% and the Contribution to Return (CTR) was approximately +4.30%. The combination of strong housing fundamentals (significant home equity, relatively low loan-to-value ratios, high quality borrowers) and opportunistic technicals (low dollar price, positive convexity, yields above historical averages) have continued to benefit the Prime Jumbo 2.0 sector. ABS Prime Auto year-end exposure was approximately 20% and CTR approximately +1.30%. They exhibited good fundamental performance and experienced spread tightening during the year which contributed positively to the performance of this asset class. Prime borrowers have performed very well in paying their auto loans during times of stress and these securities have relatively short durations with heavily front-loaded cashflows. RMBS Agency CRT year-end exposure was approximately 10% and the CTR approximately +1.10%. They exhibited good fundamental performance and experienced spread tightening during the year which contributed positively to the performance of this asset class. RMBS Non-Agency Prime CRT year-end exposure was approximately 5% and the CTR approximately 1%. These consist of floating rate securities with good carry that exhibited good fundamental performance and experienced spread tightening throughout the year. ABS Agriculture year-end exposure was approximately 9% and the CTR was approximately +0.80%. Exposure composed of Farmer Mac issued bonds which are secured by collateral with strong fundamentals (i.e. low loan-to-values and high credit borrowers). These traded at discounts with good carry, exhibited good fundamental performance, and experienced spread tightening throughout the year. [1]
The Fund did not experience any sector return detractors during 2025. All the sectors were positive contributors to the overall return for the year.
[1] Sector returns are calculated internally by Bramshill Investments LLC

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bramshill Multi-Strategy Income Fund (Class C/BRLCX)[1]	6.74%	3.33%	0.16%
Bramshill Multi-Strategy Income Fund (Class C/BRLCX) - excluding sales load	7.74%	3.33%	0.16%
Bloomberg Aggregate Bond Index	7.30%	-0.36%	2.01%
ICE BofA High Yield U.S. Corporates, Cash Pay Total Return Index	8.55%	4.48%	6.43%
[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases that are redeemed in whole or in part within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://libertystreetfunds.com/bramshill-multi-strategy-income-fund/ for the most recent performance information.
Net Assets	$ 277,012,226
Holdings Count | Holding	214
Advisory Fees Paid, Amount	$ 2,576,539
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$277,012,226
Total number of portfolio holdings	214
Total advisory fees paid (net)	$2,576,539
Portfolio turnover rate as of the end of the reporting period	51%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end.
Top Ten Holdings
Freddie Mac Structured Agency Credit Risk Debt Notes, 4.157%, 8/25/2048	2.6%
Freddie Mac Structured Agency Credit Risk Debt Notes, 3.850%, 5/25/2048	2.5%
FARM Mortgage Trust 2025-1, 5.627%, 8/1/2055	2.2%
Freddie Mac Structured Agency Credit Risk Debt Notes, 4.511%, 11/25/2048	2.1%
FARM Mortgage Trust 2023-1, 3.036%, 3/25/2052	1.9%
Chase Auto Owner Trust 2024-4, 0.000%, 11/25/2031	1.9%
FARM Mortgage Trust 2025-2, 5.690%, 9/25/2055	1.8%
Western Alliance Bank 2021-CL2, 9.224%, 7/25/2059	1.6%
FARM Mortgage Trust 2024-1, 5.084%, 10/1/2053	1.6%
Chase Auto Owner Trust 2024-5, 0.000%, 1/26/2032	1.6%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Freddie Mac Structured Agency Credit Risk Debt Notes, 4.157%, 8/25/2048	2.6%
Freddie Mac Structured Agency Credit Risk Debt Notes, 3.850%, 5/25/2048	2.5%
FARM Mortgage Trust 2025-1, 5.627%, 8/1/2055	2.2%
Freddie Mac Structured Agency Credit Risk Debt Notes, 4.511%, 11/25/2048	2.1%
FARM Mortgage Trust 2023-1, 3.036%, 3/25/2052	1.9%
Chase Auto Owner Trust 2024-4, 0.000%, 11/25/2031	1.9%
FARM Mortgage Trust 2025-2, 5.690%, 9/25/2055	1.8%
Western Alliance Bank 2021-CL2, 9.224%, 7/25/2059	1.6%
FARM Mortgage Trust 2024-1, 5.084%, 10/1/2053	1.6%
Chase Auto Owner Trust 2024-5, 0.000%, 1/26/2032	1.6%

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Liberty Street Advisors, Inc. (the "Advisor") has agreed to lower its management fee from 1.25% to 0.95% of the Fund's average daily net assets, and reduce the limit on the total fund operating expenses from 2.50% to 2.35% of the average daily net assets of the Fund's Class C Shares.

Material Fund Change Expenses [Text Block]
Effective April 1, 2025, Liberty Street Advisors, Inc. (the "Advisor") has agreed to lower its management fee from 1.25% to 0.95% of the Fund's average daily net assets, and reduce the limit on the total fund operating expenses from 2.50% to 2.35% of the average daily net assets of the Fund's Class C Shares.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000164379 [Member]
Shareholder Report [Line Items]
Fund Name	BramshillMulti-Strategy Income Fund
Class Name	Class A
Trading Symbol	BRLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bramshill Multi-Strategy Income Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/bramshill-multi-strategy-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/bramshill-multi-strategy-income-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bramshill Multi-Strategy Income Fund (Class A/BRLAX)	$173	1.66%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The Bramshill Multi-Strategy Income Fund (“the Fund”), as measured by the Class A Shares (BRLAX) without the sales charge, outperformed the Bloomberg Aggregate Bond Index by 122 basis points (8.52% versus 7.30%). The Fund's Class A Shares without the sales charge underperformed  as measured by the ICE BoFA High Yield U.S. Corporates, Cash Pay Total Return Index by 3 basis points (8.52% versus 8.55%).
Fund performance can be attributed to the following:
From an allocation perspective, the biggest contributors to the Fund’s performance were the Residential Mortgage-Backed Securities (RMBS) Prime Jumbo 2.0, Asset-Backed Securities (ABS) Prime Auto, RMBS Agency Prime Credit Risk Transfer (CRT), RMBS Non-Agency Prime CRT, and ABS Agriculture. The year-end exposure of RMBS Prime Jumbo 2.0 was approximately 43% and the Contribution to Return (CTR) was approximately +4.30%. The combination of strong housing fundamentals (significant home equity, relatively low loan-to-value ratios, high quality borrowers) and opportunistic technicals (low dollar price, positive convexity, yields above historical averages) have continued to benefit the Prime Jumbo 2.0 sector. ABS Prime Auto year-end exposure was approximately 20% and CTR approximately +1.30%. They exhibited good fundamental performance and experienced spread tightening during the year which contributed positively to the performance of this asset class. Prime borrowers have performed very well in paying their auto loans during times of stress and these securities have relatively short durations with heavily front-loaded cashflows. RMBS Agency CRT year-end exposure was approximately 10% and the CTR approximately +1.10%. They exhibited good fundamental performance and experienced spread tightening during the year which contributed positively to the performance of this asset class. RMBS Non-Agency Prime CRT year-end exposure was approximately 5% and the CTR approximately 1%. These consist of floating rate securities with good carry that exhibited good fundamental performance and experienced spread tightening throughout the year. ABS Agriculture year-end exposure was approximately 9% and the CTR was approximately +0.80%. Exposure composed of Farmer Mac issued bonds which are secured by collateral with strong fundamentals (i.e. low loan-to-values and high credit borrowers). These traded at discounts with good carry, exhibited good fundamental performance, and experienced spread tightening throughout the year. [1]
The Fund did not experience any sector return detractors during 2025. All the sectors were positive contributors to the overall return for the year.
[1] Sector returns are calculated internally by Bramshill Investments LLC

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bramshill Multi-Strategy Income Fund (Class A/BRLAX)[1,2]	3.92%	3.19%	0.32%
Bramshill Multi-Strategy Income Fund (Class A/BRLAX) - excluding sales load	8.52%	4.10%	0.92%
Bloomberg Aggregate Bond Index	7.30%	-0.36%	2.01%
ICE BofA High Yield U.S. Corporates, Cash Pay Total Return Index	8.55%	4.48%	6.43%
[1]	Maximum sales charge (load) of 4.25% of offering price.
[2]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://libertystreetfunds.com/bramshill-multi-strategy-income-fund/ for the most recent performance information.
Net Assets	$ 277,012,226
Holdings Count | Holding	214
Advisory Fees Paid, Amount	$ 2,576,539
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$277,012,226
Total number of portfolio holdings	214
Total advisory fees paid (net)	$2,576,539
Portfolio turnover rate as of the end of the reporting period	51%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end.
Top Ten Holdings
Freddie Mac Structured Agency Credit Risk Debt Notes, 4.157%, 8/25/2048	2.6%
Freddie Mac Structured Agency Credit Risk Debt Notes, 3.850%, 5/25/2048	2.5%
FARM Mortgage Trust 2025-1, 5.627%, 8/1/2055	2.2%
Freddie Mac Structured Agency Credit Risk Debt Notes, 4.511%, 11/25/2048	2.1%
FARM Mortgage Trust 2023-1, 3.036%, 3/25/2052	1.9%
Chase Auto Owner Trust 2024-4, 0.000%, 11/25/2031	1.9%
FARM Mortgage Trust 2025-2, 5.690%, 9/25/2055	1.8%
Western Alliance Bank 2021-CL2, 9.224%, 7/25/2059	1.6%
FARM Mortgage Trust 2024-1, 5.084%, 10/1/2053	1.6%
Chase Auto Owner Trust 2024-5, 0.000%, 1/26/2032	1.6%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Freddie Mac Structured Agency Credit Risk Debt Notes, 4.157%, 8/25/2048	2.6%
Freddie Mac Structured Agency Credit Risk Debt Notes, 3.850%, 5/25/2048	2.5%
FARM Mortgage Trust 2025-1, 5.627%, 8/1/2055	2.2%
Freddie Mac Structured Agency Credit Risk Debt Notes, 4.511%, 11/25/2048	2.1%
FARM Mortgage Trust 2023-1, 3.036%, 3/25/2052	1.9%
Chase Auto Owner Trust 2024-4, 0.000%, 11/25/2031	1.9%
FARM Mortgage Trust 2025-2, 5.690%, 9/25/2055	1.8%
Western Alliance Bank 2021-CL2, 9.224%, 7/25/2059	1.6%
FARM Mortgage Trust 2024-1, 5.084%, 10/1/2053	1.6%
Chase Auto Owner Trust 2024-5, 0.000%, 1/26/2032	1.6%

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Liberty Street Advisors, Inc. (the "Advisor") has agreed to lower its management fee from 1.25% to 0.95% of the Fund's average daily net assets, and reduce the limit on the total fund operating expenses from 1.75% to 1.60% of the average daily net assets of the Fund's Class A Shares.

Material Fund Change Expenses [Text Block]
Effective April 1, 2025, Liberty Street Advisors, Inc. (the "Advisor") has agreed to lower its management fee from 1.25% to 0.95% of the Fund's average daily net assets, and reduce the limit on the total fund operating expenses from 1.75% to 1.60% of the average daily net assets of the Fund's Class A Shares.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.